Income Taxes (Details) - Schedule of prepaid and deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid and deferred tax assets and liabilities [Abstract]
Prepaid income taxes (accrued tax liability)	$ (175,000)	$ 21,000
Deferred tax asset (liability)	(2,070,000)
Income tax (benefit)/expense	$ 218,000	$ (84,000)